Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Lease Related Assets And Liabilities Abstract
Right of use assets	$ 37,313	$ 346,017
Operating lease liabilities, current portion	65,498	191,643
Operating lease liabilities, noncurrent portion		102,767
Total operating lease liabilities	$ 65,498	$ 294,410